Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Loss
Revenues	$ 35,478	$ 4,560
Operating expenses
Cost of sales	(13,855)	(4,777)
Other operating costs	(46,860)	(29,000)
General and administrative	(28,380)	(27,430)
Impairment of assets	(28,108)	(5,741)
Operating loss	(81,725)	(62,388)
Finance costs	(6,672)	(8,801)
Share of income (loss) of associates	108	(868)
Change in fair value of warrant liability	(88,438)	19,497
Other income (expense), net	17,187	(4,045)
Loss from continuing activities before income taxes	(159,540)	(56,605)
Income tax recovery (expense)	66	(648)
Net loss from continuing activities	(159,474)	(57,253)
Net loss from discontinued activities	(9,538)	(29,090)
Net loss	$ (169,012)	$ (86,343)
Basic net loss per share from continuing activities (in dollars per share)	$ (0.89)	$ (0.61)
Diluted net loss per share from continuing activities (in dollars per share)	(0.89)	(0.61)
Basic net loss per share from discontinued activities (in dollars per share)	(0.05)	(0.31)
Diluted net loss per share from discontinued activities (in dollars per share)	(0.05)	(0.31)
Basic net loss per share (in dollars per share)	(0.95)	(0.92)
Diluted net loss per share (in dollars per share)	$ (0.95)	$ (0.92)
Weighted average number of shares outstanding, Basic (in shares)	178,203,975	93,825,395
Weighted average number of shares outstanding, Diluted (in shares)	178,203,975	93,825,395